Revenue (Tables)	3 Months Ended
Mar. 31, 2018
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Summary of Segment Revenue

	Consolidated
	Three Months Ended March 31,
	2018	2017
	(EUR’000)
Revenue from the rendering of services	28	372
License income	—	—

Total revenue	28	372

Revenue from external customers (geographical)
USA	28	372

Total revenue	28	372